Property and equipment (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and equipment [Abstract]
Property and Equipment
Note 6 - Property and equipment

Property and equipment consist of the following:

Dollars in thousands	September 30, 2020	December 31, 2019
Equipment	$216	$222
Furniture and fixtures	199	138
Computer software	111	115
Computer equipment	2	4
Total property and equipment	528	479
Accumulated depreciation	(223)	(62)
Property and equipment, net	$305	$417

Property and equipment consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Equipment	$222	$49
Furniture and fixtures	138	46
Computer software	115	-
Computer equipment	4	14
Total property and equipment	479	109
Accumulated depreciation	(62)	(38)
Net property and equipment	$417	$71